DODIE KENT

Vice President and

Associate General Counsel

(212) 314-3970

Fax: 707-1791

[AXA EQUITABLE LOGO]

September 10, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account FP of AXA Equitable Life Insurance Company (the “Account”) (Registration Nos. 333-17669 and 811-04335; 333-17665 and 811-04335; 333-17671 and 811-04335; 333-17641 and 811-04335; 333-17637 and 811-04335; 333-17663 and 811-04335; 333-17639 and 811-04335; 333-17625 and 811-04335; 333-115985 and 811-04335; 333-76130 and 811-04335; 333-103199 and 811-04335; 333-103202 and 811-04335; 333-132200 and 811-04335; 333-134307 and 811-04335 (Incentive Life, Incentive Life 2000, Champion 2000, Survivorship 2000 and Survivorship Incentive Life, SP-Flex, Incentive Life Plus and Incentive Life and Special Offer Policy, IL Protector, IL COLI II, Accumulator Life, Paramount Life, Incentive Life ‘02 and Incentive Life ‘06 and Incentive Life Optimizer, IL Optimizer II, Survivorship Incentive Life ‘02 and Survivorship Incentive Life Legacy, IL COLI and IL COLI ‘04 and Corporate Owned Incentive Life, Incentive Life Legacy and Incentive Life Legacy II, respectively)

Commissioners:

AXA Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2012, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	AIM Variable Insurance Funds underlying funds:

Invesco V.I. Global Real Estate;

Invesco V.I. Diversified Dividend;

Invesco V.I. International Growth;

Invesco V.I. Mid Cap Core Equity;

Invesco V.I. Small Cap Equity.

•	AXA Premier VIP Trust underlying funds:

AXA Aggressive Allocation;

AXA Conservative Allocation;

AXA Conservative-Plus Allocation;

AXA Moderate Allocation;

AXA Moderate-Plus Allocation;

Multimanager Aggressive Equity;

Multimanager Core Bond;

Multimanager International Equity;

Multimanager Large Cap Core Equity;

Multimanager Large Cap Value;

Multimanager Mid Cap Growth;

Multimanager Mid Cap Value;

Multimanager Multi-Sector Bond;

Multimanager Small Cap Growth;

Multimanager Small Cap Value;

Multimanager Technology;

Target 2015 Allocation;

Target 2025 Allocation;

Target 2035 Allocation;

Target 2045 Allocation.

•	EQ Advisors Trust underlying funds:

All Asset Growth-Alt 20;

AXA Balanced Strategy;

AXA Conservative Strategy;

AXA Conservative Growth Strategy;

AXA Growth Strategy;

AXA Moderate Growth Strategy;

AXA Tactical Manager 400;

AXA Tactical Manager 500;

AXA Tactical Manager 2000;

AXA Tactical Manager International;

EQ/AllianceBernstein Small Cap Growth;

EQ/BlackRock Basic Value Equity;

EQ/Boston Advisors Equity Income;

EQ/Calvert Socially Responsible;

EQ/Capital Guardian Research;

EQ/Common Stock Index;

EQ/Core Bond Index;

EQ/Equity 500 Index;

EQ/Equity Growth PLUS;

EQ/GAMCO Mergers and Acquisitions;

EQ/GAMCO Small Company Value;

EQ/Global Bond PLUS;

EQ/Global Multi-Sector Equity;

EQ/Intermediate Government Bond;

EQ/International Core PLUS;

EQ/International Equity Index;

EQ/International Value PLUS;

EQ/JPMorgan Value Opportunities;

EQ/Large Cap Core PLUS;

EQ/Large Cap Growth Index;

EQ/Large Cap Growth PLUS;

EQ/Large Cap Value Index;

EQ/Large Cap Value PLUS;

EQ/Lord Abbett Large Cap Core;

EQ/MFS International Growth;

EQ/Mid Cap Index;

EQ/Mid Cap Value PLUS;

EQ/Money Market;

EQ/Montag & Caldwell Growth;

EQ/Morgan Stanley Mid Cap Growth;

EQ/PIMCO Ultra Short Bond;

EQ/Quality Bond PLUS;

EQ/Small Company Index;

EQ/T. Rowe Price Growth Stock;

EQ/UBS Growth and Income;

EQ/Van Kampen Comstock;

EQ/Wells Fargo Omega Growth.

•	Vanguard Variable Insurance Fund underlying fund:

Vanguard VIF Equity Index.

•	Fidelity Variable Insurance Products Fund underlying funds:

Fidelity VIP Asset Manager: Growth;

Fidelity VIP Contrafund;

Fidelity VIP Equity-Income;

Fidelity VIP Growth & Income;

Fidelity VIP High Income;

Fidelity VIP Investment Grade Bond;

Fidelity VIP Mid Cap;

Fidelity VIP Money Market;

Fidelity VIP Value;

Fidelity VIP Value Strategies.

•	Franklin Templeton Variable Insurance Products Trust - Class 2 Underlying funds:

Mutual Shares Securities;

Franklin Rising Dividends Securities;

Franklin Small Cap Value Securities;

Franklin Strategic Income Securities;

Templeton Developing Markets Securities;

Templeton Global Bond Securities;

Templeton Growth Securities.

•	Goldman Sachs Variable Insurance Trust - Service Shares underlying funds:

Goldman Sachs VIT Mid Cap Value.

•	IVY Funds Variable Insurance Portfolios underlying funds:

Ivy Funds VIP Dividend Opportunities;

Ivy Funds VIP Energy;

Ivy Funds Mid Cap Growth;

Ivy Funds VIP Science and Technology;

Ivy Funds VIP Small Cap Growth.

•	Lazard Retirement Series, Inc. - Service Shares underlying funds:

Lazard Retirement Emerging Markets Equity.

•	MFS Variable Insurance Trust - Service Class underlying funds:

MFS Investors Growth Stock Series;

MFS Investors Trust Series;

MFS International Value Portfolio;

MFS Utilities Series.

•	PIMCO Variable Insurance Trust - Advisor Class underlying funds:

PIMCO VIT CommodityRealReturn Strategy;

PIMCO VIT Real Return;

PIMCO VIT Total Return.

•	The Prudential Series Fund underlying fund:

Natural Resources.

•	T.Rowe Price Equity Series, Inc. - Service Class underlying funds:

T. Rowe Price Equity Income;

T. Rowe Price Health Sciences Portfolio II.

•	Van Eck VIP Trust - S Class underlying funds:

Van Eck VIP Global Hard Assets.

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Dodie Kent
Dodie Kent

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104